Loans Receivable (excluding Covered Loans) - Interest Rate Terms (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed-Rate	$ 6,082,088
Adjustable-Rate	1,908,457
Within 1 year
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed-Rate	482,270
Adjustable-Rate	175,614
1 to 3 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed-Rate	283,166
Adjustable-Rate	209,288
3 to 5 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed-Rate	255,617
Adjustable-Rate	168,765
5 to 10 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed-Rate	223,719
Adjustable-Rate	818,834
10 to 20 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed-Rate	859,412
Adjustable-Rate	93,533
Over 20 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed-Rate	3,977,904
Adjustable-Rate	$ 442,423